RELATED PARTY BALANCE AND TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY BALANCE AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCE AND TRANSACTIONS
NOTE 14:-	RELATED PARTY BALANCE AND TRANSACTIONS

For the year ended December 31, 2013, the Company incurred $491 in respect of interest on loans received from its shareholders.

See also Notes 8 and 11c for transactions with the Company's shareholders.